ESTIMATION OF FAIR VALUE (Details) $ in Millions, $ in Millions	Dec. 31, 2017 COP ($)	Dec. 31, 2017 USD ($)		Dec. 31, 2016 COP ($)
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading debt securities	$ 2,650,536	$ 888.2	[1]	$ 2,343,902
Total investments in debt securities available-for sale	17,790,127	5,961.8	[1]	17,662,733
Total investments in debt securities	20,440,663			20,006,635
Trading equity securities	2,149,160	720.2	[1]	1,747,614
Investments in equity securities available-for-sale	824,033	276.2	[1]	729,779
Total equity securities	2,973,193			2,477,393
Total held for trading derivatives Assets	328,392	110.1	[1]	502,209
Total hedging derivatives Assets	55,261	18.5	[1]	128,479
Financial assets in concession contracts	2,282,611	765.0	[1]	2,072,674
Total financial assets designated at fair value	26,080,120			2,072,674
Biological assets	66,139	22.2		48,002
Investment properties	783,794	262.7	[1]	610,188
Total non- financial assets	849,933			658,190
Total assets at fair value on recurring basis	26,930,053			25,845,580
Total trading derivatives Liabilities	298,665	100.1	[1]	640,695
Total hedging derivatives Liabilities	13,464	$ 4.5	[1]	43,436
Total liabilities at fair value on recurring basis	312,129			684,131
Securities issued by the Colombian Government [Member] | Local currency [Member]
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading debt securities	1,229,606			965,739
Total investments in debt securities available-for sale	7,892,554			9,204,178
Securities issued by the Colombian Government [Member] | Foreign currency [Member]
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading debt securities	1,613			19,716
Total investments in debt securities available-for sale	1,592,371			1,371,029
Securities issued by other entities of the Colombian Government [Member] | Local currency [Member]
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading debt securities	48,355			38,400
Total investments in debt securities available-for sale	92,008			79,435
Securities issued by other entities of the Colombian Government [Member] | Foreign currency [Member]
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading debt securities	21,709			21,077
Total investments in debt securities available-for sale	570,694			489,877
Securities issued by other financial entities [Member] | Local currency [Member]
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading debt securities	833,860			737,884
Total investments in debt securities available-for sale	263,633			120,795
Securities issued by other financial entities [Member] | Foreign currency [Member]
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading debt securities	303,665			313,129
Total investments in debt securities available-for sale	3,354,444			2,955,925
Securities issued by entities of the Non-financial sector [Member] | Local currency [Member]
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading debt securities	17,869			18,657
Total investments in debt securities available-for sale	2,326			17,923
Securities issued by entities of the Non-financial sector [Member] | Foreign currency [Member]
Disclosure Of Estimations of Fair Value [Line Items]
Total investments in debt securities available-for sale	322,143			580,790
Other investment [Member] | Local currency [Member]
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading debt securities	50,417			66,295
Total investments in debt securities available-for sale	7,190			15,852
Other investment [Member] | Foreign currency [Member]
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading debt securities	16,416			183
Total investments in debt securities available-for sale	231,493			204,853
Securities issued by foreign Governments [Member] | Foreign currency [Member]
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading debt securities	92,931			88,095
Total investments in debt securities available-for sale	2,104,397			2,083,345
Securities issued by central banks [Member] | Foreign currency [Member]
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading debt securities	34,095			74,727
Total investments in debt securities available-for sale	1,356,874			538,731
Currency Forward [member]
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading derivatives Assets	223,955			391,370
Total hedging derivatives Assets	55,261			128,479
Total trading derivatives Liabilities	144,572			408,903
Total hedging derivatives Liabilities	13,464			43,436
Interest Rate Swap [member]
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading derivatives Assets	52,970			39,780
Total trading derivatives Liabilities	40,693			25,827
Currency Swap [member]
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading derivatives Assets	33,104			44,594
Total trading derivatives Liabilities	79,263			164,906
Currency Options [member]
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading derivatives Assets	17,632			26,313
Total trading derivatives Liabilities	33,030			39,567
Interest Rate Options [member]
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading derivatives Assets				152
Securities Forward [member]
Disclosure Of Estimations of Fair Value [Line Items]
Total trading derivatives Liabilities				1,492
Bond Forward [member]
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading derivatives Assets	731
Total trading derivatives Liabilities	1,107
Level 1 of fair value hierarchy [member]
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading debt securities	1,104,829			887,548
Total investments in debt securities available-for sale	8,154,503			8,760,932
Total investments in debt securities	9,259,332			9,648,480
Trading equity securities	28,659			3,233
Investments in equity securities available-for-sale	768,336			655,096
Total equity securities	796,995			658,329
Total held for trading derivatives Assets	0			0
Total hedging derivatives Assets	0			0
Financial assets in concession contracts	0			0
Total financial assets designated at fair value	10,056,327			0
Biological assets	0			0
Investment properties	0			0
Total non- financial assets	0			0
Total assets at fair value on recurring basis	10,056,327			10,306,809
Total trading derivatives Liabilities				0
Total hedging derivatives Liabilities	0			0
Total liabilities at fair value on recurring basis	0			0
Level 1 of fair value hierarchy [member] | Securities issued by the Colombian Government [Member] | Local currency [Member]
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading debt securities	1,104,829			887,218
Total investments in debt securities available-for sale	7,668,545			8,281,946
Level 1 of fair value hierarchy [member] | Securities issued by the Colombian Government [Member] | Foreign currency [Member]
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading debt securities	0			0
Total investments in debt securities available-for sale	0			0
Level 1 of fair value hierarchy [member] | Securities issued by other entities of the Colombian Government [Member] | Local currency [Member]
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading debt securities	0			0
Total investments in debt securities available-for sale	0			0
Level 1 of fair value hierarchy [member] | Securities issued by other entities of the Colombian Government [Member] | Foreign currency [Member]
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading debt securities	0			330
Total investments in debt securities available-for sale	0			22,550
Level 1 of fair value hierarchy [member] | Securities issued by other financial entities [Member] | Local currency [Member]
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading debt securities	0			0
Total investments in debt securities available-for sale	0			0
Level 1 of fair value hierarchy [member] | Securities issued by other financial entities [Member] | Foreign currency [Member]
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading debt securities	0			0
Total investments in debt securities available-for sale	456,354			375,798
Level 1 of fair value hierarchy [member] | Securities issued by entities of the Non-financial sector [Member] | Local currency [Member]
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading debt securities	0			0
Total investments in debt securities available-for sale	0			0
Level 1 of fair value hierarchy [member] | Securities issued by entities of the Non-financial sector [Member] | Foreign currency [Member]
Disclosure Of Estimations of Fair Value [Line Items]
Total investments in debt securities available-for sale	0			80,638
Level 1 of fair value hierarchy [member] | Other investment [Member] | Local currency [Member]
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading debt securities	0			0
Total investments in debt securities available-for sale	0			0
Level 1 of fair value hierarchy [member] | Other investment [Member] | Foreign currency [Member]
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading debt securities	0			0
Total investments in debt securities available-for sale	0			0
Level 1 of fair value hierarchy [member] | Securities issued by foreign Governments [Member] | Foreign currency [Member]
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading debt securities	0			0
Total investments in debt securities available-for sale	29,604			0
Level 1 of fair value hierarchy [member] | Securities issued by central banks [Member] | Foreign currency [Member]
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading debt securities	0			0
Total investments in debt securities available-for sale	0			0
Level 1 of fair value hierarchy [member] | Currency Forward [member]
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading derivatives Assets	0			0
Total hedging derivatives Assets	0			0
Total trading derivatives Liabilities	0			0
Total hedging derivatives Liabilities	0			0
Level 1 of fair value hierarchy [member] | Interest Rate Swap [member]
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading derivatives Assets	0			0
Total trading derivatives Liabilities	0			0
Level 1 of fair value hierarchy [member] | Currency Swap [member]
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading derivatives Assets	0			0
Total trading derivatives Liabilities	0			0
Level 1 of fair value hierarchy [member] | Currency Options [member]
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading derivatives Assets				0
Total trading derivatives Liabilities	0			0
Level 1 of fair value hierarchy [member] | Interest Rate Options [member]
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading derivatives Assets				0
Level 1 of fair value hierarchy [member] | Securities Forward [member]
Disclosure Of Estimations of Fair Value [Line Items]
Total trading derivatives Liabilities				0
Level 1 of fair value hierarchy [member] | Bond Forward [member]
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading derivatives Assets	0
Total trading derivatives Liabilities	0
Level 2 of fair value hierarchy [member]
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading debt securities	1,532,732			1,444,144
Total investments in debt securities available-for sale	9,628,997			8,886,634
Total investments in debt securities	11,161,729			10,330,778
Trading equity securities	2,095,160			1,744,381
Investments in equity securities available-for-sale	55,697			74,683
Total equity securities	2,150,857			1,819,064
Total held for trading derivatives Assets	326,814			502,209
Total hedging derivatives Assets	55,261			128,479
Financial assets in concession contracts	0			0
Total financial assets designated at fair value	13,694,661			0
Biological assets	0			0
Investment properties	0			0
Total non- financial assets	0			0
Total assets at fair value on recurring basis	13,694,661			12,780,530
Total trading derivatives Liabilities	296,853			640,695
Total hedging derivatives Liabilities	13,464			43,436
Total liabilities at fair value on recurring basis	310,317			684,131
Level 2 of fair value hierarchy [member] | Securities issued by the Colombian Government [Member] | Local currency [Member]
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading debt securities	124,777			78,521
Total investments in debt securities available-for sale	224,009			922,232
Level 2 of fair value hierarchy [member] | Securities issued by the Colombian Government [Member] | Foreign currency [Member]
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading debt securities	1,613			19,716
Total investments in debt securities available-for sale	1,592,371			1,371,029
Level 2 of fair value hierarchy [member] | Securities issued by other entities of the Colombian Government [Member] | Local currency [Member]
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading debt securities	48,355			38,400
Total investments in debt securities available-for sale	92,008			79,435
Level 2 of fair value hierarchy [member] | Securities issued by other entities of the Colombian Government [Member] | Foreign currency [Member]
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading debt securities	21,709			20,747
Total investments in debt securities available-for sale	570,694			467,327
Level 2 of fair value hierarchy [member] | Securities issued by other financial entities [Member] | Local currency [Member]
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading debt securities	833,860			737,884
Total investments in debt securities available-for sale	263,633			120,795
Level 2 of fair value hierarchy [member] | Securities issued by other financial entities [Member] | Foreign currency [Member]
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading debt securities	303,665			313,129
Total investments in debt securities available-for sale	2,898,090			2,580,127
Level 2 of fair value hierarchy [member] | Securities issued by entities of the Non-financial sector [Member] | Local currency [Member]
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading debt securities	17,869			18,657
Total investments in debt securities available-for sale	2,326			17,923
Level 2 of fair value hierarchy [member] | Securities issued by entities of the Non-financial sector [Member] | Foreign currency [Member]
Disclosure Of Estimations of Fair Value [Line Items]
Total investments in debt securities available-for sale	322,143			500,152
Level 2 of fair value hierarchy [member] | Other investment [Member] | Local currency [Member]
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading debt securities	37,442			54,085
Total investments in debt securities available-for sale	563			685
Level 2 of fair value hierarchy [member] | Other investment [Member] | Foreign currency [Member]
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading debt securities	16,416			183
Total investments in debt securities available-for sale	231,493			204,853
Level 2 of fair value hierarchy [member] | Securities issued by foreign Governments [Member] | Foreign currency [Member]
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading debt securities	92,931			88,095
Total investments in debt securities available-for sale	2,074,793			2,083,345
Level 2 of fair value hierarchy [member] | Securities issued by central banks [Member] | Foreign currency [Member]
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading debt securities	34,095			74,727
Total investments in debt securities available-for sale	1,356,874			538,731
Level 2 of fair value hierarchy [member] | Currency Forward [member]
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading derivatives Assets	222,377			391,370
Total hedging derivatives Assets	55,261			128,479
Total trading derivatives Liabilities	142,760			408,903
Total hedging derivatives Liabilities	13,464			43,436
Level 2 of fair value hierarchy [member] | Interest Rate Swap [member]
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading derivatives Assets	52,970			39,780
Total trading derivatives Liabilities	40,693			25,827
Level 2 of fair value hierarchy [member] | Currency Swap [member]
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading derivatives Assets	33,104			44,594
Total trading derivatives Liabilities	79,263			164,906
Level 2 of fair value hierarchy [member] | Currency Options [member]
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading derivatives Assets	17,632			26,313
Total trading derivatives Liabilities	33,030			39,567
Level 2 of fair value hierarchy [member] | Interest Rate Options [member]
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading derivatives Assets				152
Level 2 of fair value hierarchy [member] | Securities Forward [member]
Disclosure Of Estimations of Fair Value [Line Items]
Total trading derivatives Liabilities				1,492
Level 2 of fair value hierarchy [member] | Bond Forward [member]
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading derivatives Assets	731
Total trading derivatives Liabilities	1,107
Level 3 of fair value hierarchy [member]
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading debt securities	12,975			12,210
Total investments in debt securities available-for sale	6,627			15,167
Total investments in debt securities	19,602			27,377
Trading equity securities	25,341			0
Investments in equity securities available-for-sale	0			0
Total equity securities	25,341			0
Total held for trading derivatives Assets	1,578			0
Total hedging derivatives Assets	0			0
Financial assets in concession contracts	2,282,611			2,072,674
Total financial assets designated at fair value	2,329,132			2,072,674
Biological assets	66,139			48,002
Investment properties	783,794			610,188
Total non- financial assets	849,933			658,190
Total assets at fair value on recurring basis	3,179,065			2,758,241
Total trading derivatives Liabilities	1,812			0
Total hedging derivatives Liabilities	0			0
Total liabilities at fair value on recurring basis	1,812			0
Level 3 of fair value hierarchy [member] | Securities issued by the Colombian Government [Member]
Disclosure Of Estimations of Fair Value [Line Items]
Total investments in debt securities available-for sale				0
Level 3 of fair value hierarchy [member] | Securities issued by the Colombian Government [Member] | Local currency [Member]
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading debt securities	0			0
Total investments in debt securities available-for sale	0
Level 3 of fair value hierarchy [member] | Securities issued by the Colombian Government [Member] | Foreign currency [Member]
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading debt securities	0			0
Total investments in debt securities available-for sale	0			0
Level 3 of fair value hierarchy [member] | Securities issued by other entities of the Colombian Government [Member] | Local currency [Member]
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading debt securities	0			0
Total investments in debt securities available-for sale	0			0
Level 3 of fair value hierarchy [member] | Securities issued by other entities of the Colombian Government [Member] | Foreign currency [Member]
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading debt securities	0			0
Total investments in debt securities available-for sale	0			0
Level 3 of fair value hierarchy [member] | Securities issued by other financial entities [Member] | Local currency [Member]
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading debt securities	0			0
Total investments in debt securities available-for sale	0			0
Level 3 of fair value hierarchy [member] | Securities issued by other financial entities [Member] | Foreign currency [Member]
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading debt securities	0			0
Total investments in debt securities available-for sale	0			0
Level 3 of fair value hierarchy [member] | Securities issued by entities of the Non-financial sector [Member] | Local currency [Member]
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading debt securities	0			0
Total investments in debt securities available-for sale	0			0
Level 3 of fair value hierarchy [member] | Securities issued by entities of the Non-financial sector [Member] | Foreign currency [Member]
Disclosure Of Estimations of Fair Value [Line Items]
Total investments in debt securities available-for sale	0			0
Level 3 of fair value hierarchy [member] | Other investment [Member] | Local currency [Member]
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading debt securities	12,975			12,210
Total investments in debt securities available-for sale	6,627			15,167
Level 3 of fair value hierarchy [member] | Other investment [Member] | Foreign currency [Member]
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading debt securities	0			0
Total investments in debt securities available-for sale	0			0
Level 3 of fair value hierarchy [member] | Securities issued by foreign Governments [Member] | Foreign currency [Member]
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading debt securities	0			0
Total investments in debt securities available-for sale	0			0
Level 3 of fair value hierarchy [member] | Securities issued by central banks [Member] | Foreign currency [Member]
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading debt securities	0			0
Total investments in debt securities available-for sale	0			0
Level 3 of fair value hierarchy [member] | Currency Forward [member]
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading derivatives Assets	1,578			0
Total hedging derivatives Assets	0			0
Total trading derivatives Liabilities	1,812			0
Total hedging derivatives Liabilities	0			0
Level 3 of fair value hierarchy [member] | Interest Rate Swap [member]
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading derivatives Assets	0			0
Total trading derivatives Liabilities	0			0
Level 3 of fair value hierarchy [member] | Currency Swap [member]
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading derivatives Assets	0			0
Total trading derivatives Liabilities	0			0
Level 3 of fair value hierarchy [member] | Currency Options [member]
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading derivatives Assets	0			0
Total trading derivatives Liabilities	0			0
Level 3 of fair value hierarchy [member] | Interest Rate Options [member]
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading derivatives Assets				0
Level 3 of fair value hierarchy [member] | Securities Forward [member]
Disclosure Of Estimations of Fair Value [Line Items]
Total trading derivatives Liabilities				$ 0
Level 3 of fair value hierarchy [member] | Bond Forward [member]
Disclosure Of Estimations of Fair Value [Line Items]
Total held for trading derivatives Assets	0
Total trading derivatives Liabilities	$ 0

[1]	2.4 Convenience translation in to U.S. dollars: The presentation currency of Grupo Aval´s consolidated financial statements is the Colombian Peso. The U.S. dollar amounts disclosed in the accompanying consolidated financial statements are presented solely for the convenience of the reader, dividing the Colombian peso amounts by the exchange rate of Ps. 2,984.00 per US$1.00, which is the market exchange rate at December 31, 2017, as calculated by the Central Bank of Colombia. The use of this methodology in translating Colombian pesos into U.S. dollars is referred to as the “U.S. dollar translation methodology,” and should not be construed as a representation that the Colombian peso amounts actually represent or have been, or the amount that could be converted into U.S. dollars at that rate or any other rate.